STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Treasury Stock	Share Capital	Additional Paid-in Capital	Retained Earnings	Total
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2022		$ (12,038)	$ 790	$ 158,111	$ (145,122)	$ 1,741
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	2,780,707	1,525,067
Net Income (Loss)					62	62
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2023		$ (12,038)	790	158,111	(145,060)	1,803
Shares, Outstanding, Ending Balance at Dec. 31, 2023	2,780,707	1,525,067
Net Income (Loss)					78	78
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2024		$ (12,038)	790	158,111	(144,982)	1,881
Shares, Outstanding, Ending Balance at Dec. 31, 2024	2,780,707	1,525,067
Net Income (Loss)					86	86
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2025		$ (12,038)	$ 790	$ 158,111	$ (144,896)	$ 1,967
Shares, Outstanding, Ending Balance at Dec. 31, 2025	2,780,707	1,525,067